Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (230,485)	$ (316,876)	$ (376,853)	$ (194,490)	$ (85,157)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Non-cash terminal use agreement maintenance expense	16,610	23,505	24,461	26,731	9,612
Depreciation expense	1,279	671	967	2,917	119
Amortization of debt issuance costs and premium	1,736	0
Loss on extinguishment of debt	96,273	114,335	114,335	131,576	0
Total losses on derivatives, net	13,136	89,670	118,199	(84,299)	(679)
Net cash used for settlement of derivative instruments	(40,990)	(20,245)	(22,093)	632	0
Changes in restricted cash for certain operating activities	230,187	119,196	175,853	161,065	80,764
Changes in operating assets and liabilities
Advances to affiliate	(12,654)	1,612	(14,539)	(5,017)	(4,414)
LNG inventory	1,952	(24,499)	(22,963)	0	0
Accounts payable and accrued liabilities			9,234	(167)	(1,781)
Accounts payable	(5,621)	5,033
Accrued liabilities	(38,294)	1,018
Due to affiliates	(10,029)	9,639	(2,373)	1,665	11,545
Other, net	(3,825)	(3,188)	(2,644)	(39,446)	(10,009)
Other—affiliate	(19,275)	129	(1,584)	(1,167)	0
Net cash provided by (used in) operating activities	0	0	0	0	0
Cash flows from investing activities
Property, plant and equipment, net	(2,094,567)	(1,888,589)	(2,548,855)	(3,082,195)	(1,113,999)
Use of restricted cash for the acquisition of property, plant and equipment	2,144,821	1,900,776	2,587,565	3,092,025	1,114,742
Other	(50,254)	(12,187)	(38,710)	(9,830)	(743)
Net cash provided by (used in) investing activities	0	0	0	0	0
Cash flows from financing activities
Proceeds from issuances of long-term debt	2,250,000	2,584,500	2,584,500	4,112,500	100,000
Repayments of long-term debt	0	(177,000)	(177,000)	(100,000)	0
Debt issuance and deferred financing costs	(176,002)	(94,290)	(102,687)	(309,404)	(212,412)
Investment in restricted cash	(2,089,295)	(2,323,620)	(2,316,547)	(4,041,372)	(1,466,958)
Capital contributions from Cheniere Partners	15,297	10,410	11,734	338,276	1,623,849
Advances—affiliate			0	0	(44,479)
Net cash provided by (used in) financing activities	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents—beginning of period	0	0	0	0	0
Cash and cash equivalents—end of period	$ 0	$ 0	$ 0	$ 0	$ 0